Exhibit 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, 2012-B SERIES
Monthly Servicer's Statement
for the month ended March 31, 2013

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	9.72%
From	01-Mar-13	15-Mar-13	15-Apr-13	Floating Allocation Percentage at Month-End	76.50%
To	31-Mar-13	15-Apr-13
Days	31

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2012-B balances were:		Payment Date	Period	Period
		5/15/2014	11/1/2013	No
Notes	$250,000,000.00

Principal Amount of Debt	250,000,000.00
Required Overcollateralization	$64,475,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	314,475,000.00

Required Participation Amount	$314,475,000.00		Accumulation Account
Excess Receivables	$128,693,721.20		Beginning	-

Total Collateral	$443,168,721.20		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	177.27%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	31
	Total Pool		LIBOR	0.203200%
Beginning Gross Principal Pool Balance	$4,770,380,998.36		Applicable Margin	0.350000%
Total Principal Collections	$(2,008,279,496.41)			0.553200%
Investment in New Receivables	$2,294,850,664.36
Receivables Added for Additional Accounts	$0.00			Actual	Per $1000
Repurchases	$0.00		Interest	119,091.67	0.12
Principal Default Amounts	$0.00		Principal	-	$0.00
Principal Reallocation	$0.00		Unused Fee	$0.00	$0.00
New Series Issued During Collection Period	$0.00				0.12
Less Net CMA Offset	$(493,555,346.81)
Less Servicing Adjustment	$(4,047,835.99)		Total Due Investors	119,091.67	0.553200%
Ending Balance	$4,559,348,983.51		Servicing Fee	$262,062.50
			Excess Cash Flow	323,178.77
SAP for Next Period	9.72%

Average Receivable Balance	$4,418,375,938.11
Monthly Payment Rate	45.45%		Reserve Account

Interest Collections			Required Balance	$1,875,000.00
During the past collection period, the following activity occurred:			Current Balance	$1,875,000.00
			Deficit/(Excess)	$-
	NMOTR
	Total Pool
Total Interest Collections	$9,472,187.84
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$9,472,187.84